Income tax and deferred taxes (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	$ (396)	$ (282)	$ (921)
Cash flow hedge	0	0	470
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	0	550	1,300
Total	(744)	489	2,800
Amount before taxes (expense) gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	(1,327)	(1,401)	(3,397)
Cash flow hedge	5,723	2,184	2,233
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(5,546)	(26)	4,813
Total	(1,150)	757	3,649
Gains Losses For Income Taxes [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	396	282	921
Cash flow hedge	0	0	(470)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,498	(550)	(1,300)
Total	$ 1,894	$ (268)	$ (849)